Exhibit 99.1

World Omni Auto Receivables Trust 2025-B
Monthly Servicer Certificate
April 30, 2026

Dates Covered
Collections Period	04/01/26 - 04/30/26
Interest Accrual Period	04/15/26 - 05/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/26	774,661,526.27	34,663
Yield Supplement Overcollateralization Amount 03/31/26	37,629,297.13	0
Receivables Balance 03/31/26	812,290,823.40	34,663
Principal Payments	35,869,108.92	1,098
Defaulted Receivables	1,901,667.86	65
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/26	35,397,856.09	0
Pool Balance at 04/30/26	739,122,190.53	33,500

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.42%
Prepayment ABS Speed	1.94%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	9,665,544.97	397
Past Due 61-90 days	3,522,799.23	121
Past Due 91-120 days	1,206,913.83	40
Past Due 121+ days	0.00	0
Total	14,395,258.03	558

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.86%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Delinquency Trigger Occurred	NO

Recoveries	1,536,711.43
Aggregate Net Losses/(Gains) - April 2026	364,956.43
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.54%
Prior Net Losses/(Gains) Ratio	0.94%
Second Prior Net Losses/(Gains) Ratio	1.39%
Third Prior Net Losses/(Gains) Ratio	1.00%
Four Month Average	0.97%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.54%

Overcollateralization Target Amount	6,652,099.71
Actual Overcollateralization	6,652,099.71
Weighted Average Contract Rate	6.62%
Weighted Average Contract Rate, Yield Adjusted	9.11%
Weighted Average Remaining Term	51.70

Flow of Funds	$ Amount
Collections	41,853,301.13
Investment Earnings on Cash Accounts	17,402.78
Servicing Fee	(676,909.02)
Transfer to Collection Account	-
Available Funds	41,193,794.89

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,576,427.08
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	10,367,382.00
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,652,099.71
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,397,886.10

Total Distributions of Available Funds	41,193,794.89

Servicing Fee	676,909.02
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 04/15/26	767,689,572.53
Principal Paid	35,219,481.71
Note Balance @ 05/15/26	732,470,090.82

Class A-1
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2a
Note Balance @ 04/15/26	120,126,240.09
Principal Paid	18,990,897.00
Note Balance @ 05/15/26	101,135,343.09
Note Factor @ 05/15/26	45.9706105%

Class A-2b
Note Balance @ 04/15/26	102,653,332.44
Principal Paid	16,228,584.71
Note Balance @ 05/15/26	86,424,747.73
Note Factor @ 05/15/26	45.9706105%

Class A-3
Note Balance @ 04/15/26	408,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	408,000,000.00
Note Factor @ 05/15/26	100.0000000%

Class A-4
Note Balance @ 04/15/26	82,330,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	82,330,000.00
Note Factor @ 05/15/26	100.0000000%

Class B
Note Balance @ 04/15/26	36,380,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	36,380,000.00
Note Factor @ 05/15/26	100.0000000%

Class C
Note Balance @ 04/15/26	18,200,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	18,200,000.00
Note Factor @ 05/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,576,427.08
Total Principal Paid	35,219,481.71
Total Paid	37,795,908.79

Class A-1
Coupon	4.46100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.38000%
Interest Paid	438,460.78
Principal Paid	18,990,897.00
Total Paid to A-2a Holders	19,429,357.78

Class A-2b
SOFR Rate	3.63980%
Coupon	4.10980%
Interest Paid	351,570.55
Principal Paid	16,228,584.71
Total Paid to A-2b Holders	16,580,155.26

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1241700
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.0371765
Total Distribution Amount	31.1613465

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.9930035
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	86.3222591
Total A-2a Distribution Amount	88.3152626

A-2b Interest Distribution Amount	1.8700561
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	86.3222591
Total A-2b Distribution Amount	88.1923152

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	294.36
Noteholders' Third Priority Principal Distributable Amount	516.76
Noteholders' Principal Distributable Amount	188.88

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/26	3,032,278.96
Investment Earnings	8,908.26
Investment Earnings Paid	(8,908.26)
Deposit/(Withdrawal)	-
Balance as of 05/15/26	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96